Lease - Schedule of Maturities of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2026	$ 340	¥ 2,377
2027	53	370
Total undiscounted cashflows	393	2,747
Less: amounts representing interest	(9)	(65)
Present Value of future minimum lease payments	384	2,682
Less: Current obligations	(332)	(2,319)	¥ (4,961)
Long term obligations	$ 52	¥ 363